John Hancock
Balanced Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 55.1%		$1,529,691,712
(Cost $931,180,009)
Communication services 8.4%		233,672,460
Diversified telecommunication services 1.7%
Verizon Communications, Inc.	834,302	47,955,679
Interactive media and services 4.7%
Alphabet, Inc., Class A (A)	58,502	87,048,051
Facebook, Inc., Class A (A)	168,463	42,734,009
Media 2.0%
Comcast Corp., Class A	1,306,886	55,934,721
Consumer discretionary 7.6%		210,295,968
Internet and direct marketing retail 4.1%
Amazon.com, Inc. (A)	35,830	113,390,465
Multiline retail 1.4%
Dollar General Corp.	207,959	39,595,394
Specialty retail 2.1%
Lowe's Companies, Inc.	304,371	45,323,886
Ulta Beauty, Inc. (A)	62,108	11,986,223
Consumer staples 4.1%		114,165,997
Beverages 0.4%
Anheuser-Busch InBev SA/NV	199,902	10,855,314
Food and staples retailing 2.5%
Sysco Corp.	321,846	17,009,561
Walmart, Inc.	405,841	52,515,825
Household products 1.2%
The Procter & Gamble Company	257,667	33,785,297
Energy 1.4%		38,462,304
Energy equipment and services 0.1%
Schlumberger, Ltd.	162,160	2,941,582
Oil, gas and consumable fuels 1.3%
ConocoPhillips	269,681	10,083,373
Devon Energy Corp.	423,727	4,444,896
Royal Dutch Shell PLC, A Shares	357,682	5,227,727
Suncor Energy, Inc.	312,435	4,923,976
Valero Energy Corp.	192,793	10,840,750
Financials 6.4%		177,073,881
Banks 2.5%
Citizens Financial Group, Inc.	660,186	16,379,215
JPMorgan Chase & Co.	481,591	46,540,954
SVB Financial Group (A)	26,874	6,027,032
Capital markets 1.3%
BlackRock, Inc.	31,081	17,871,886
The Goldman Sachs Group, Inc.	85,738	16,972,694
Consumer finance 0.5%
Discover Financial Services	268,337	13,263,898
Diversified financial services 1.7%
Berkshire Hathaway, Inc., Class B (A)	245,599	48,083,372
Insurance 0.4%
Arthur J. Gallagher & Company	111,032	11,934,830
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 8.6%		$237,914,492
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc. (A)	141,342	14,486,142
Gilead Sciences, Inc.	145,285	10,101,666
Incyte Corp. (A)	135,683	13,400,053
Sage Therapeutics, Inc. (A)	42,503	1,936,862
Health care equipment and supplies 2.2%
Abbott Laboratories	293,714	29,559,377
Danaher Corp.	155,306	31,651,363
Health care providers and services 1.1%
UnitedHealth Group, Inc.	103,146	31,230,546
Life sciences tools and services 0.7%
Thermo Fisher Scientific, Inc.	46,487	19,243,294
Pharmaceuticals 3.1%
AstraZeneca PLC	147,473	16,292,757
Eli Lilly & Company	153,616	23,086,949
Johnson & Johnson	149,110	21,734,274
Merck & Company, Inc.	146,371	11,744,809
Novartis AG, ADR	163,701	13,446,400
Industrials 3.0%		84,640,981
Aerospace and defense 0.6%
Northrop Grumman Corp.	54,575	17,737,421
Industrial conglomerates 1.2%
Honeywell International, Inc.	149,528	22,334,997
Roper Technologies, Inc.	24,150	10,443,668
Machinery 1.2%
Deere & Company	99,047	17,462,977
Xylem, Inc.	228,308	16,661,918
Information technology 13.1%		363,500,980
Communications equipment 1.5%
Cisco Systems, Inc.	912,156	42,962,548
IT services 1.9%
Fidelity National Information Services, Inc.	92,526	13,537,479
PayPal Holdings, Inc. (A)	203,674	39,934,361
Semiconductors and semiconductor equipment 2.1%
Broadcom, Inc.	123,572	39,141,431
Micron Technology, Inc. (A)	359,987	18,019,149
Software 4.5%
Microsoft Corp.	517,590	106,111,126
SAP SE, ADR	114,005	18,151,876
Technology hardware, storage and peripherals 3.1%
Apple, Inc.	201,494	85,643,010
Materials 1.4%		37,875,931
Chemicals 0.6%
Linde PLC	61,124	14,982,104
Metals and mining 0.8%
Franco-Nevada Corp.	97,426	15,572,740
Lundin Mining Corp.	740,559	4,146,622
Teck Resources, Ltd., Class B	313,341	3,174,465
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Real estate 1.1%		$32,088,718
Equity real estate investment trusts 1.1%
American Tower Corp.	64,262	16,797,444

Digital Realty Trust, Inc.	95,249	15,291,274
Preferred securities 0.1%		$2,731,466
(Cost $2,700,942)
Financials 0.0%		847,608
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (B)	26,792	644,883
Wells Fargo & Company, 7.500%	150	202,725
Information technology 0.1%		958,364
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	840	958,364
Utilities 0.0%		925,494
Electric utilities 0.0%
NextEra Energy, Inc., 5.279%	14,250	690,270
The Southern Company, 6.750%	1,552	71,578
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	961	99,934
DTE Energy Company, 6.250%	1,413	63,712

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 18.0%				$501,567,996
(Cost $473,010,870)
U.S. Government 9.8%				274,340,528
U.S. Treasury
Bond	2.000	02-15-50	12,504,000	15,014,569
Bond	2.250	08-15-49	23,330,000	29,389,421
Bond	2.750	11-15-42	27,640,000	36,784,953
Bond	3.000	02-15-47	5,198,000	7,378,723
Bond	3.125	11-15-41	21,975,000	30,815,646
Note	0.125	05-31-22	19,785,000	19,783,454
Note	0.125	06-30-22	17,335,000	17,336,354
Note	0.250	06-30-25	79,614,000	79,741,507
Note	0.625	05-15-30	33,012,000	33,278,933
Note	1.625	09-30-26	4,465,000	4,816,968
U.S. Government Agency 8.2%				227,227,468
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	3,127,175	3,305,741
30 Yr Pass Thru	3.000	03-01-43	688,942	759,612
30 Yr Pass Thru	3.000	12-01-45	3,716,785	4,038,806
30 Yr Pass Thru	3.000	10-01-46	10,492,368	11,381,750
30 Yr Pass Thru	3.000	10-01-46	4,236,016	4,554,044
30 Yr Pass Thru	3.000	12-01-46	3,349,765	3,580,320
30 Yr Pass Thru	3.000	12-01-46	2,658,802	2,899,130
30 Yr Pass Thru	3.000	04-01-47	5,618,580	5,951,500
30 Yr Pass Thru	3.000	10-01-49	8,001,393	8,528,012
30 Yr Pass Thru	3.000	10-01-49	6,717,775	7,136,819
30 Yr Pass Thru	3.000	12-01-49	1,563,633	1,666,545
30 Yr Pass Thru	3.000	12-01-49	12,122,095	12,840,371
30 Yr Pass Thru	3.000	01-01-50	9,036,780	9,637,192
30 Yr Pass Thru	3.000	02-01-50	5,372,934	5,691,299
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	10-01-46	4,594,504	$5,000,973
30 Yr Pass Thru	3.500	12-01-46	2,346,072	2,538,321
30 Yr Pass Thru	3.500	11-01-47	298,677	319,932
30 Yr Pass Thru	3.500	11-01-48	1,693,452	1,843,864
30 Yr Pass Thru	3.500	06-01-49	3,082,941	3,277,899
30 Yr Pass Thru	4.000	11-01-47	1,241,305	1,326,858
30 Yr Pass Thru	4.000	08-01-48	1,467,074	1,584,233
30 Yr Pass Thru	4.500	03-01-41	1,469,731	1,638,045
30 Yr Pass Thru	5.500	11-01-39	840,113	986,476
Federal National Mortgage Association
30 Yr Pass Thru	3.000	02-01-43	504,180	542,247
30 Yr Pass Thru	3.000	03-01-43	167,003	184,100
30 Yr Pass Thru	3.000	05-01-43	258,044	284,462
30 Yr Pass Thru	3.000	12-01-45	5,421,289	5,759,461
30 Yr Pass Thru	3.000	02-01-47	2,781,638	3,034,255
30 Yr Pass Thru	3.000	10-01-47	5,898,749	6,336,751
30 Yr Pass Thru	3.000	12-01-47	1,837,947	1,946,852
30 Yr Pass Thru	3.000	10-01-49	7,400,750	7,936,404
30 Yr Pass Thru	3.000	11-01-49	1,522,586	1,617,562
30 Yr Pass Thru	3.500	06-01-42	3,432,603	3,750,505
30 Yr Pass Thru	3.500	06-01-43	6,197,901	6,775,778
30 Yr Pass Thru	3.500	12-01-44	1,435,512	1,567,561
30 Yr Pass Thru	3.500	04-01-45	1,163,108	1,260,286
30 Yr Pass Thru	3.500	04-01-45	466,722	505,716
30 Yr Pass Thru	3.500	07-01-47	9,814,396	10,689,595
30 Yr Pass Thru	3.500	12-01-47	1,873,416	2,014,133
30 Yr Pass Thru	3.500	07-01-49	2,865,113	3,027,314
30 Yr Pass Thru	3.500	09-01-49	2,213,230	2,339,149
30 Yr Pass Thru	3.500	01-01-50	4,100,876	4,319,196
30 Yr Pass Thru	3.500	03-01-50	9,907,918	10,481,834
30 Yr Pass Thru	3.500	04-01-50	12,636,353	13,517,384
30 Yr Pass Thru	4.000	01-01-41	1,648,247	1,807,326
30 Yr Pass Thru	4.000	09-01-41	984,909	1,079,659
30 Yr Pass Thru	4.000	10-01-41	6,109,449	6,699,096
30 Yr Pass Thru	4.000	01-01-47	7,458,375	8,132,997
30 Yr Pass Thru	4.000	04-01-48	1,289,159	1,396,661
30 Yr Pass Thru	4.000	07-01-48	1,796,673	1,908,176
30 Yr Pass Thru	4.000	10-01-48	1,315,762	1,422,193
30 Yr Pass Thru	4.500	11-01-39	1,923,152	2,149,814
30 Yr Pass Thru	4.500	09-01-40	996,876	1,111,564
30 Yr Pass Thru	4.500	05-01-41	610,696	680,955
30 Yr Pass Thru	4.500	07-01-41	2,054,285	2,280,353
30 Yr Pass Thru	4.500	01-01-43	760,629	844,334
30 Yr Pass Thru	4.500	04-01-48	5,338,665	5,817,727
30 Yr Pass Thru	4.500	07-01-48	3,271,698	3,514,162
30 Yr Pass Thru	7.000	06-01-32	751	885
30 Yr Pass Thru	7.500	04-01-31	1,669	1,961

30 Yr Pass Thru	8.000	01-01-31	1,127	1,318
Foreign government obligations 0.2%				$5,693,558
(Cost $4,970,521)
Qatar 0.1%				3,078,308
State of Qatar
Bond (C)	3.375	03-14-24	1,403,000	1,521,433
Bond (C)	5.103	04-23-48	1,060,000	1,556,875
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
Saudi Arabia 0.1%				$2,615,250
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	2,200,000	2,615,250

Corporate bonds 21.2%				$588,636,623
(Cost $557,610,865)
Communication services 2.8%				78,108,113
Diversified telecommunication services 0.8%
AT&T, Inc.	2.300	06-01-27	864,000	915,034
AT&T, Inc.	3.100	02-01-43	1,543,000	1,580,553
AT&T, Inc.	3.400	05-15-25	2,390,000	2,658,054
AT&T, Inc.	3.800	02-15-27	1,056,000	1,207,075
C&W Senior Financing DAC (C)	6.875	09-15-27	800,000	855,032
CenturyLink, Inc. (C)	4.000	02-15-27	392,000	409,420
Cincinnati Bell, Inc. (C)	7.000	07-15-24	1,291,000	1,335,772
GCI LLC (C)	6.625	06-15-24	320,000	336,867
GCI LLC	6.875	04-15-25	570,000	590,663
Level 3 Financing, Inc. (C)	3.400	03-01-27	1,454,000	1,566,656
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	670,000	676,728
Radiate Holdco LLC (C)	6.625	02-15-25	842,000	863,143
Telecom Argentina SA (C)	6.500	06-15-21	420,000	405,090
Telecom Argentina SA (C)	8.000	07-18-26	653,000	617,020
Telecom Italia Capital SA	7.200	07-18-36	1,185,000	1,556,498
Telecom Italia SpA (C)	5.303	05-30-24	760,000	849,285
Verizon Communications, Inc.	3.000	03-22-27	235,000	264,782
Verizon Communications, Inc.	4.400	11-01-34	860,000	1,109,453
Verizon Communications, Inc.	4.862	08-21-46	2,800,000	3,999,270
Entertainment 0.3%
Activision Blizzard, Inc.	3.400	09-15-26	595,000	680,647
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	760,000	758,100
Lions Gate Capital Holdings LLC (C)	6.375	02-01-24	49,000	49,461
Netflix, Inc.	4.875	04-15-28	2,410,000	2,801,432
Netflix, Inc. (C)	4.875	06-15-30	930,000	1,093,308
Netflix, Inc. (C)	5.375	11-15-29	230,000	278,588
Netflix, Inc.	5.875	11-15-28	1,455,000	1,796,925
Interactive media and services 0.0%
Match Group Holdings II LLC (C)	4.125	08-01-30	611,000	629,330
National CineMedia LLC (C)	5.875	04-15-28	355,000	283,113
Twitter, Inc. (C)	3.875	12-15-27	226,000	241,782
Media 1.1%
Altice Financing SA (C)	5.000	01-15-28	351,000	360,319
Altice France Holding SA (C)	10.500	05-15-27	225,000	257,344
Charter Communications Operating LLC	4.200	03-15-28	2,183,000	2,509,786
Charter Communications Operating LLC	4.800	03-01-50	2,175,000	2,617,098
Charter Communications Operating LLC	5.750	04-01-48	2,505,000	3,283,861
Charter Communications Operating LLC	6.484	10-23-45	2,030,000	2,851,303
Comcast Corp.	3.100	04-01-25	919,000	1,019,329
Comcast Corp.	3.999	11-01-49	265,000	347,712
Comcast Corp.	4.049	11-01-52	1,723,000	2,262,226
Comcast Corp.	4.150	10-15-28	3,717,000	4,565,687
CSC Holdings LLC (C)	4.625	12-01-30	212,000	222,600
CSC Holdings LLC (C)	5.375	02-01-28	360,000	389,700
CSC Holdings LLC (C)	5.750	01-15-30	1,124,000	1,246,010
CSC Holdings LLC	5.875	09-15-22	525,000	563,063
CSC Holdings LLC (C)	7.500	04-01-28	730,000	839,719
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Diamond Sports Group LLC (C)	6.625	08-15-27	661,000	$361,898
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	385,000	415,993
MDC Partners, Inc. (C)	6.500	05-01-24	1,484,000	1,406,090
Meredith Corp.	6.875	02-01-26	1,337,000	1,161,452
Sirius XM Radio, Inc. (C)	5.000	08-01-27	1,657,000	1,766,064
Sirius XM Radio, Inc. (C)	5.375	07-15-26	739,000	778,677
Univision Communications, Inc. (C)	6.625	06-01-27	877,000	879,456
Virgin Media Finance PLC (C)	5.000	07-15-30	334,000	348,977
WMG Acquisition Corp. (C)	5.500	04-15-26	420,000	435,750
Wireless telecommunication services 0.6%
CC Holdings GS V LLC	3.849	04-15-23	1,139,000	1,230,999
Comunicaciones Celulares SA (C)	6.875	02-06-24	455,000	466,375
Millicom International Cellular SA (C)	5.125	01-15-28	200,000	209,276
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	630,000	639,521
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	785,000	768,754
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27	1,619,000	1,572,778
Sprint Corp.	7.875	09-15-23	820,000	951,200
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	693,000	733,340
T-Mobile USA, Inc. (C)	1.500	02-15-26	1,309,000	1,324,485
T-Mobile USA, Inc. (C)	2.050	02-15-28	2,022,000	2,076,331
T-Mobile USA, Inc. (C)	2.550	02-15-31	606,000	629,567
T-Mobile USA, Inc. (C)	3.875	04-15-30	2,093,000	2,395,815
T-Mobile USA, Inc. (C)	4.500	04-15-50	1,041,000	1,306,007
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	2,083,000	2,504,470
Consumer discretionary 2.1%				57,358,221
Auto components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	314,000	308,505
Magna International, Inc.	2.450	06-15-30	431,000	457,863
Automobiles 0.7%
BMW US Capital LLC (C)	2.950	04-14-22	424,000	442,151
Daimler Finance North America LLC (C)	2.700	06-14-24	700,000	738,361
Daimler Finance North America LLC (C)	3.500	08-03-25	670,000	735,506
Daimler Finance North America LLC (C)	3.750	11-05-21	170,000	176,114
Ford Motor Credit Company LLC	4.134	08-04-25	4,027,000	4,127,272
Ford Motor Credit Company LLC	5.113	05-03-29	1,999,000	2,131,434
Ford Motor Credit Company LLC	5.875	08-02-21	2,060,000	2,114,075
General Motors Financial Company, Inc.	4.000	01-15-25	3,195,000	3,400,304
General Motors Financial Company, Inc.	4.300	07-13-25	1,355,000	1,476,082
General Motors Financial Company, Inc.	5.200	03-20-23	978,000	1,063,910
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	219,000	231,045
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	725,000	734,730
Volkswagen Group of America Finance LLC (C)	2.900	05-13-22	1,668,000	1,729,736
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	280,000	271,600
Laureate Education, Inc. (C)	8.250	05-01-25	475,000	507,063
Sotheby's (C)	7.375	10-15-27	843,000	851,957
Hotels, restaurants and leisure 0.3%
CCM Merger, Inc. (C)	6.000	03-15-22	620,000	607,600
Choice Hotels International, Inc.	3.700	01-15-31	352,000	367,375
Colt Merger Sub, Inc. (C)	5.750	07-01-25	340,000	354,025
Connect Finco SARL (C)	6.750	10-01-26	1,377,000	1,411,838
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	497,000	$521,850
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	237,000	252,998
International Game Technology PLC (C)	5.250	01-15-29	225,000	229,903
International Game Technology PLC (C)	6.500	02-15-25	570,000	614,175
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	633,000	574,448
Resorts World Las Vegas LLC (C)	4.625	04-16-29	865,000	854,383
Starbucks Corp.	2.250	03-12-30	1,508,000	1,572,226
Twin River Worldwide Holdings, Inc. (C)	6.750	06-01-27	939,000	913,178
Wyndham Destinations, Inc. (C)	4.625	03-01-30	479,000	440,680
Yum! Brands, Inc. (C)	4.750	01-15-30	598,000	648,830
Internet and direct marketing retail 0.6%
Amazon.com, Inc.	3.150	08-22-27	2,450,000	2,834,464
Amazon.com, Inc.	4.050	08-22-47	1,310,000	1,803,231
eBay, Inc.	2.700	03-11-30	1,592,000	1,722,887
Expedia Group, Inc.	3.250	02-15-30	1,296,000	1,224,763
Expedia Group, Inc.	3.800	02-15-28	2,185,000	2,163,442
Expedia Group, Inc.	5.000	02-15-26	1,974,000	2,082,441
Prosus NV (C)	4.850	07-06-27	250,000	285,417
Prosus NV (C)	5.500	07-21-25	1,085,000	1,238,256
QVC, Inc.	4.375	03-15-23	1,130,000	1,177,912
QVC, Inc.	5.125	07-02-22	580,000	603,200
QVC, Inc.	5.450	08-15-34	630,000	595,350
Multiline retail 0.2%
Dollar General Corp.	3.500	04-03-30	905,000	1,045,465
Dollar Tree, Inc.	4.200	05-15-28	2,815,000	3,349,270
Macy's, Inc. (C)	8.375	06-15-25	335,000	350,718
Nordstrom, Inc. (C)	8.750	05-15-25	125,000	136,891
Target Corp.	2.250	04-15-25	600,000	645,520
Specialty retail 0.2%
Asbury Automotive Group, Inc. (C)	4.750	03-01-30	51,000	52,275
AutoNation, Inc.	4.750	06-01-30	655,000	758,797
The TJX Companies, Inc.	3.500	04-15-25	1,191,000	1,327,809
The TJX Companies, Inc.	3.875	04-15-30	1,787,000	2,154,473
Textiles, apparel and luxury goods 0.0%
Hanesbrands, Inc. (C)	5.375	05-15-25	323,000	347,225
Levi Strauss & Company (C)	5.000	05-01-25	584,000	597,198
Consumer staples 0.5%				13,984,904
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,321,000	1,634,209
Constellation Brands, Inc.	2.875	05-01-30	422,000	458,733
Keurig Dr. Pepper, Inc.	3.200	05-01-30	391,000	443,764
The Coca-Cola Company	4.200	03-25-50	1,030,000	1,451,743
Food and staples retailing 0.1%
Albertsons Companies, Inc. (C)	4.875	02-15-30	386,000	418,038
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	890,000	918,056
Sysco Corp.	5.950	04-01-30	332,000	421,277
The Kroger Company	2.200	05-01-30	700,000	748,759
Food products 0.2%
Cargill, Inc. (C)	1.375	07-23-23	565,000	578,859
Cargill, Inc. (C)	2.125	04-23-30	555,000	587,761
JBS Investments II GmbH (C)	5.750	01-15-28	1,715,000	1,820,987
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company (C)	3.875	05-15-27	81,000	$87,236
Kraft Heinz Foods Company (C)	5.500	06-01-50	579,000	678,976
Lamb Weston Holdings, Inc. (C)	4.875	05-15-28	58,000	65,178
NBM US Holdings, Inc. (C)	6.625	08-06-29	631,000	687,790
Post Holdings, Inc. (C)	5.500	12-15-29	434,000	476,293
Simmons Foods, Inc. (C)	5.750	11-01-24	510,000	512,550
Household products 0.0%
Edgewell Personal Care Company (C)	5.500	06-01-28	433,000	468,723
Personal products 0.1%
Natura Cosmeticos SA (C)	5.375	02-01-23	1,190,000	1,237,600
Walnut Bidco PLC (C)	9.125	08-01-24	285,000	288,372
Energy 1.7%				48,068,659
Energy equipment and services 0.1%
CSI Compressco LP (C)	7.500	04-01-25	1,014,000	865,408
CSI Compressco LP (C)	7.500	04-01-25	262,000	223,607
CSI Compressco LP (10.000% Cash or 10.000% PIK) (C)	10.000	04-01-26	814,000	500,610
Inkia Energy, Ltd. (C)	5.875	11-09-27	220,000	224,026
Tervita Corp. (C)	7.625	12-01-21	714,000	564,060
Oil, gas and consumable fuels 1.6%
Aker BP ASA (C)	3.000	01-15-25	690,000	682,419
Altera Infrastructure LP (C)	8.500	07-15-23	886,000	779,680
Antero Resources Corp.	5.000	03-01-25	584,000	370,110
Cheniere Energy Partners LP	4.500	10-01-29	1,549,000	1,638,532
Cimarex Energy Company	4.375	06-01-24	700,000	746,668
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	487,000	557,169
DCP Midstream Operating LP	5.125	05-15-29	255,000	256,688
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	652,000	495,520
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,240,000	1,165,600
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,305,000	1,330,163
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,000,000	990,000
Energy Transfer Operating LP	4.200	04-15-27	494,000	516,339
Energy Transfer Operating LP	4.250	03-15-23	1,625,000	1,698,729
Energy Transfer Operating LP	5.150	03-15-45	1,325,000	1,283,610
Energy Transfer Operating LP	5.875	01-15-24	1,045,000	1,151,367
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	2,288,000	2,145,000
Husky Energy, Inc.	3.950	04-15-22	912,000	939,034
Kinder Morgan Energy Partners LP	7.750	03-15-32	855,000	1,202,549
Midwest Connector Capital Company LLC (C)	3.625	04-01-22	611,000	611,761
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	1,399,000	1,408,502
MPLX LP	4.000	03-15-28	933,000	1,015,756
MPLX LP	4.125	03-01-27	310,000	338,672
MPLX LP	4.250	12-01-27	380,000	412,541
MPLX LP	5.250	01-15-25	680,000	709,452
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)	6.875	02-15-23	3,055,000	2,675,982
Murphy Oil Corp.	5.750	08-15-25	419,000	394,371
ONEOK Partners LP	4.900	03-15-25	370,000	403,027
Petrobras Global Finance BV (C)	5.093	01-15-30	2,808,000	2,892,240
Petrobras Global Finance BV	6.900	03-19-49	620,000	690,060
Phillips 66	3.700	04-06-23	312,000	335,441
Sabine Pass Liquefaction LLC	4.200	03-15-28	846,000	931,066
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	5.000	03-15-27	950,000	$1,086,780
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,855,000	2,235,026
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,430,000	1,480,956
Sunoco Logistics Partners Operations LP	5.400	10-01-47	995,000	999,547
Targa Resources Partners LP	5.875	04-15-26	1,596,000	1,696,197
The Williams Companies, Inc.	3.750	06-15-27	1,270,000	1,392,127
The Williams Companies, Inc.	4.550	06-24-24	2,922,000	3,251,595
The Williams Companies, Inc.	5.750	06-24-44	367,000	446,160
TransCanada PipeLines, Ltd.	4.250	05-15-28	670,000	792,278
WPX Energy, Inc.	4.500	01-15-30	650,000	605,085
WPX Energy, Inc.	5.250	09-15-24	71,000	73,194
WPX Energy, Inc.	5.250	10-15-27	876,000	863,955
Financials 6.0%				167,430,201
Banks 3.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(D)	6.750	06-15-26	740,000	827,409
Banco Santander SA	4.379	04-12-28	1,000,000	1,156,525
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	1,740,000	1,868,105
Bank of America Corp.	3.950	04-21-25	1,739,000	1,947,454
Bank of America Corp.	4.200	08-26-24	683,000	765,643
Bank of America Corp.	4.450	03-03-26	1,966,000	2,271,566
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (D)	6.300	03-10-26	2,183,000	2,510,069
Barclays Bank PLC (C)	10.179	06-12-21	345,000	370,608
Barclays PLC	4.375	01-12-26	840,000	957,146
BPCE SA (C)	4.500	03-15-25	1,215,000	1,345,651
BPCE SA (C)	5.700	10-22-23	1,260,000	1,414,043
Citigroup, Inc.	3.200	10-21-26	2,161,000	2,405,053
Citigroup, Inc.	4.600	03-09-26	2,432,000	2,823,296
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (D)	4.700	01-30-25	1,660,000	1,616,425
Citigroup, Inc.	5.500	09-13-25	565,000	673,764
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (D)	6.125	11-15-20	615,000	613,463
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (D)	6.250	08-15-26	1,465,000	1,622,488
Citizens Bank NA	2.250	04-28-25	1,269,000	1,348,534
Citizens Financial Group, Inc.	3.250	04-30-30	1,753,000	1,989,290
Credit Agricole SA (C)	3.250	01-14-30	2,021,000	2,217,621
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(D)	7.875	01-23-24	970,000	1,064,400
Danske Bank A/S (C)	5.000	01-12-22	1,135,000	1,196,102
Discover Bank	2.450	09-12-24	1,370,000	1,453,305
Fifth Third Bancorp	1.625	05-05-23	420,000	431,662
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)	5.100	06-30-23	1,041,000	960,010
Freedom Mortgage Corp. (C)	8.125	11-15-24	832,000	819,520
Freedom Mortgage Corp. (C)	8.250	04-15-25	250,000	249,375
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	2,335,000	2,517,461
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (D)	6.375	03-30-25	342,000	343,067
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (D)	6.875	06-01-21	1,305,000	1,330,413
ING Groep NV	3.550	04-09-24	1,127,000	1,234,046
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	375,000	389,738
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	1,860,000	2,006,205
JPMorgan Chase & Co.	2.950	10-01-26	2,239,000	2,487,939
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	1,744,000	1,900,429
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	1,788,000	$2,059,114
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (D)	4.600	02-01-25	1,743,000	1,686,527
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	1,915,000	2,122,452
Lloyds Banking Group PLC	4.450	05-08-25	3,120,000	3,598,424
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	1,075,000	1,134,125
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	765,000	784,125
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (B)	0.990	12-01-21	490,000	489,953
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	538,000	563,363
Natwest Group PLC	3.875	09-12-23	1,490,000	1,618,229
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	1,470,000	1,543,500
Natwest Group PLC	6.125	12-15-22	396,000	433,843
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (D)	8.625	08-15-21	2,231,000	2,330,926
PNC Bank NA	2.450	07-28-22	1,410,000	1,465,463
Regions Financial Corp.	2.250	05-18-25	3,304,000	3,511,054
Santander Holdings USA, Inc.	3.244	10-05-26	2,734,000	2,898,925
Santander Holdings USA, Inc.	3.400	01-18-23	1,220,000	1,277,351
Santander Holdings USA, Inc.	3.450	06-02-25	2,365,000	2,530,516
Santander Holdings USA, Inc.	3.500	06-07-24	2,412,000	2,585,000
Santander Holdings USA, Inc.	4.400	07-13-27	595,000	663,940
Santander UK Group Holdings PLC (C)	4.750	09-15-25	1,095,000	1,200,777
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(D)	7.375	09-13-21	870,000	889,036
The PNC Financial Services Group, Inc.	2.200	11-01-24	1,917,000	2,044,086
The PNC Financial Services Group, Inc.	3.150	05-19-27	244,000	277,491
The PNC Financial Services Group, Inc.	3.500	01-23-24	869,000	953,864
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	785,000	785,000
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (D)	6.750	08-01-21	1,861,000	1,893,568
The Toronto-Dominion Bank	3.250	03-11-24	1,645,000	1,803,020
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	3,223,000	3,363,997
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	2,001,000	2,102,246
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,361,000	1,486,933
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	3,678,000	3,981,435
Capital markets 0.8%
Ares Capital Corp.	3.875	01-15-26	906,000	920,804
Ares Capital Corp.	4.200	06-10-24	1,286,000	1,320,423
Cantor Fitzgerald LP (C)	4.875	05-01-24	1,564,000	1,701,766
Credit Suisse Group AG (C)	3.574	01-09-23	337,000	349,597
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(D)	7.500	07-17-23	1,155,000	1,217,994
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(D)	7.500	12-11-23	620,000	679,675
Lazard Group LLC	4.375	03-11-29	735,000	845,593
Macquarie Bank, Ltd. (C)	3.624	06-03-30	885,000	946,130
Macquarie Bank, Ltd. (C)	4.875	06-10-25	1,395,000	1,563,250
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	3,234,000	3,407,200
Morgan Stanley	3.875	01-27-26	1,078,000	1,237,684
Raymond James Financial, Inc.	4.650	04-01-30	360,000	444,942
Stearns Holdings LLC (C)	5.000	11-05-24	7,341	4,441
Stifel Financial Corp.	4.250	07-18-24	884,000	954,108
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Bank of New York Mellon Corp.	1.600	04-24-25	1,189,000	$1,241,476
The Goldman Sachs Group, Inc.	3.850	01-26-27	3,236,000	3,681,767
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (D)	6.875	03-22-21	1,039,000	1,054,585
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(D)	7.000	01-31-24	898,000	952,877
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24	2,004,000	2,251,350
Ally Financial, Inc.	5.800	05-01-25	970,000	1,124,153
Capital One Financial Corp.	2.600	05-11-23	671,000	704,229
Capital One Financial Corp.	3.900	01-29-24	1,950,000	2,136,263
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(D)	9.125	11-29-22	510,000	417,563
Discover Financial Services	3.950	11-06-24	1,970,000	2,162,730
Discover Financial Services	4.100	02-09-27	426,000	472,369
Enova International, Inc. (C)	8.500	09-01-24	142,000	128,510
Enova International, Inc. (C)	8.500	09-15-25	845,000	760,500
OneMain Finance Corp.	6.875	03-15-25	260,000	290,550
OneMain Finance Corp.	8.875	06-01-25	375,000	422,813
Diversified financial services 0.4%
Allied Universal Holdco LLC (C)	6.625	07-15-26	596,000	637,720
GE Capital International Funding Company	4.418	11-15-35	2,118,000	2,189,144
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	478,000	440,955
Jefferies Financial Group, Inc.	5.500	10-18-23	1,035,000	1,148,617
Jefferies Group LLC	4.150	01-23-30	1,300,000	1,464,467
Jefferies Group LLC	4.850	01-15-27	1,498,000	1,707,612
Operadora de Servicios Mega SA de CV (C)	8.250	02-11-25	516,000	452,274
Refinitiv US Holdings, Inc. (C)	6.250	05-15-26	100,000	108,125
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	160,000	176,538
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	200,000	196,500
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	1,884,000	1,957,495
Insurance 0.6%
AXA SA	8.600	12-15-30	460,000	685,400
Brighthouse Financial, Inc.	3.700	06-22-27	2,230,000	2,323,938
CNO Financial Group, Inc.	5.250	05-30-25	502,000	569,443
CNO Financial Group, Inc.	5.250	05-30-29	1,498,000	1,709,694
Liberty Mutual Group, Inc. (C)	3.951	10-15-50	1,401,000	1,630,164
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (C)	7.800	03-15-37	36,000	43,282
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,360,000	1,685,543
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	320,000	475,200
New York Life Insurance Company (C)	3.750	05-15-50	671,000	820,881
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (C)	5.100	10-16-44	1,245,000	1,406,850
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	2,767,000	2,965,117
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	1,437,000	1,824,902
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	220,000	215,600
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	340,000	312,800
MGIC Investment Corp.	5.750	08-15-23	362,000	380,100
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	254,000	259,080
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	375,000	390,938
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	300,000	326,340
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	939,000	$980,023
Quicken Loans LLC (C)	5.750	05-01-25	865,000	891,759
Radian Group, Inc.	4.500	10-01-24	450,000	452,250
Health care 1.2%				34,409,358
Biotechnology 0.2%
AbbVie, Inc. (C)	3.200	11-21-29	2,980,000	3,349,274
AbbVie, Inc. (C)	4.250	11-21-49	695,000	888,408
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	2,005,000	2,252,459
Health care providers and services 0.8%
AmerisourceBergen Corp.	2.800	05-15-30	1,385,000	1,504,458
Anthem, Inc.	2.375	01-15-25	341,000	364,820
Centene Corp.	3.375	02-15-30	397,000	421,689
Centene Corp.	4.250	12-15-27	289,000	307,063
Centene Corp.	4.625	12-15-29	302,000	336,809
Centene Corp. (C)	5.375	06-01-26	864,000	923,970
CVS Health Corp.	3.000	08-15-26	206,000	228,002
CVS Health Corp.	3.750	04-01-30	1,071,000	1,256,312
CVS Health Corp.	4.300	03-25-28	1,475,000	1,752,279
CVS Health Corp.	5.050	03-25-48	1,631,000	2,247,100
DaVita, Inc. (C)	4.625	06-01-30	988,000	1,051,281
DaVita, Inc.	5.000	05-01-25	1,669,000	1,714,898
Encompass Health Corp.	4.500	02-01-28	462,000	482,790
HCA, Inc.	4.125	06-15-29	734,000	858,984
HCA, Inc.	5.250	04-15-25	1,208,000	1,407,867
HCA, Inc.	5.250	06-15-26	1,130,000	1,327,768
MEDNAX, Inc. (C)	5.250	12-01-23	665,000	673,313
MEDNAX, Inc. (C)	6.250	01-15-27	755,000	798,413
Rede D'or Finance Sarl (C)	4.500	01-22-30	834,000	747,473
Select Medical Corp. (C)	6.250	08-15-26	750,000	808,125
Team Health Holdings, Inc. (C)	6.375	02-01-25	150,000	87,000
Universal Health Services, Inc. (C)	4.750	08-01-22	170,000	170,437
Universal Health Services, Inc. (C)	5.000	06-01-26	1,582,000	1,647,859
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	169,000	178,718
Pharmaceuticals 0.2%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	495,000	505,519
Bausch Health Companies, Inc. (C)	6.125	04-15-25	1,315,000	1,357,738
Bausch Health Companies, Inc. (C)	6.250	02-15-29	1,035,000	1,099,481
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	155,000	164,939
GlaxoSmithKline Capital PLC	3.000	06-01-24	1,450,000	1,580,407
Upjohn, Inc. (C)	1.650	06-22-25	608,000	625,258
Upjohn, Inc. (C)	2.300	06-22-27	608,000	639,960
Upjohn, Inc. (C)	2.700	06-22-30	608,000	648,487
Industrials 2.3%				63,179,770
Aerospace and defense 0.4%
Howmet Aerospace, Inc.	5.125	10-01-24	1,176,000	1,249,641
Huntington Ingalls Industries, Inc. (C)	3.844	05-01-25	240,000	266,602
Huntington Ingalls Industries, Inc. (C)	4.200	05-01-30	1,121,000	1,315,109
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	1,227,000	1,268,813
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	655,000	691,025
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	3.200	03-01-29	2,384,000	$2,362,649
The Boeing Company	5.040	05-01-27	1,846,000	1,996,516
The Boeing Company	5.805	05-01-50	972,000	1,141,715
TransDigm, Inc.	5.500	11-15-27	2,253,000	2,137,421
Air freight and logistics 0.1%
United Parcel Service, Inc.	3.900	04-01-25	974,000	1,112,055
XPO Logistics, Inc. (C)	6.250	05-01-25	106,000	114,745
XPO Logistics, Inc. (C)	6.500	06-15-22	674,000	675,685
Airlines 0.6%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	462,291	424,617
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	655,450	502,589
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	62,070	53,559
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	963,796	799,529
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	406,097	276,146
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,171,958	908,268
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	545,600	452,848
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	835,450	781,146
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	370,078	294,212
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	590,762	475,563
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	979,680	896,407
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	581,946	554,865
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	325,857	276,240
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	339,998	312,798
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	243,856	233,951
Delta Air Lines, Inc.	2.900	10-28-24	1,861,000	1,614,667
Delta Air Lines, Inc.	3.800	04-19-23	1,272,000	1,183,812
Delta Air Lines, Inc.	4.375	04-19-28	1,170,000	1,006,117
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	863,343	811,811
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,133,645	1,020,281
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	437,400	391,473
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	959,543	786,826
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,265,266	923,644
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	283,996	210,157
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	809,409	660,587
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	159,208	135,327
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	347,336	317,812
Building products 0.1%
Builders FirstSource, Inc. (C)	5.000	03-01-30	120,000	125,856
Builders FirstSource, Inc. (C)	6.750	06-01-27	179,000	196,900
Carrier Global Corp. (C)	2.242	02-15-25	1,586,000	1,656,525
Carrier Global Corp. (C)	2.493	02-15-27	573,000	603,667
Owens Corning	3.950	08-15-29	1,055,000	1,180,866
Commercial services and supplies 0.1%
APX Group, Inc.	7.625	09-01-23	966,000	924,945
Cimpress PLC (C)	7.000	06-15-26	1,045,000	1,058,585
Clean Harbors, Inc. (C)	4.875	07-15-27	120,000	127,213
Harsco Corp. (C)	5.750	07-31-27	200,000	209,828
LSC Communications, Inc. (C)(E)	8.750	10-15-23	1,058,000	179,860
Prime Security Services Borrower LLC (C)	6.250	01-15-28	567,000	591,098
Construction and engineering 0.1%
AECOM	5.125	03-15-27	1,340,000	1,472,325
MasTec, Inc. (C)	4.500	08-15-28	577,000	602,965
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	106,000	$112,625
Tutor Perini Corp. (C)	6.875	05-01-25	200,000	199,468
Industrial conglomerates 0.2%
3M Company	3.250	02-14-24	1,545,000	1,694,274
General Electric Company	4.350	05-01-50	1,704,000	1,766,563
General Electric Company	5.550	01-05-26	1,963,000	2,283,527
Machinery 0.1%
Clark Equipment Company (C)	5.875	06-01-25	125,000	131,406
Hillenbrand, Inc.	5.750	06-15-25	282,000	303,150
Otis Worldwide Corp. (C)	2.056	04-05-25	1,283,000	1,358,742
Vertical US Newco, Inc. (C)	5.250	07-15-27	366,000	387,960
Professional services 0.2%
CoStar Group, Inc. (C)	2.800	07-15-30	1,709,000	1,806,309
IHS Markit, Ltd. (C)	4.000	03-01-26	1,099,000	1,226,044
IHS Markit, Ltd. (C)	4.750	02-15-25	455,000	515,697
IHS Markit, Ltd.	4.750	08-01-28	688,000	836,842
Road and rail 0.1%
Uber Technologies, Inc. (C)	7.500	05-15-25	798,000	841,890
Uber Technologies, Inc. (C)	7.500	09-15-27	1,798,000	1,887,900
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	2.875	08-14-24	1,528,000	1,457,141
Ahern Rentals, Inc. (C)	7.375	05-15-23	883,000	392,935
Air Lease Corp.	3.625	12-01-27	570,000	565,187
Aircastle, Ltd.	5.500	02-15-22	665,000	674,687
Ashtead Capital, Inc. (C)	4.250	11-01-29	367,000	387,691
Ashtead Capital, Inc. (C)	4.375	08-15-27	840,000	875,700
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	765,000	727,732
H&E Equipment Services, Inc.	5.625	09-01-25	307,000	319,664
United Rentals North America, Inc.	3.875	11-15-27	785,000	824,250
United Rentals North America, Inc.	3.875	02-15-31	496,000	496,000
United Rentals North America, Inc.	4.875	01-15-28	1,270,000	1,363,663
United Rentals North America, Inc.	5.500	07-15-25	170,000	174,862
Information technology 2.4%				68,029,645
Communications equipment 0.1%
Motorola Solutions, Inc.	4.600	02-23-28	2,240,000	2,603,205
Motorola Solutions, Inc.	4.600	05-23-29	343,000	402,177
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,730,000	1,831,343
IT services 0.2%
Gartner, Inc. (C)	4.500	07-01-28	238,000	249,900
PayPal Holdings, Inc.	2.850	10-01-29	2,233,000	2,519,630
Tempo Acquisition LLC (C)	6.750	06-01-25	261,000	269,483
VeriSign, Inc.	4.750	07-15-27	525,000	570,035
VeriSign, Inc.	5.250	04-01-25	565,000	644,100
Visa, Inc.	2.700	04-15-40	735,000	835,718
Semiconductors and semiconductor equipment 1.4%
Applied Materials, Inc.	1.750	06-01-30	676,000	713,019
Applied Materials, Inc.	2.750	06-01-50	787,000	891,285
Broadcom Corp.	3.125	01-15-25	800,000	859,851
Broadcom Corp.	3.875	01-15-27	3,274,000	3,636,727
Broadcom, Inc. (C)	4.700	04-15-25	1,545,000	1,766,651
Broadcom, Inc. (C)	4.750	04-15-29	1,945,000	2,267,210
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc. (C)	5.000	04-15-30	2,024,000	$2,405,258
KLA Corp.	4.100	03-15-29	1,095,000	1,323,115
Lam Research Corp.	3.750	03-15-26	1,115,000	1,288,433
Lam Research Corp.	4.875	03-15-49	1,038,000	1,569,843
Marvell Technology Group, Ltd.	4.875	06-22-28	1,585,000	1,949,619
Microchip Technology, Inc. (C)	4.250	09-01-25	301,000	316,721
Microchip Technology, Inc.	4.333	06-01-23	3,125,000	3,372,807
Micron Technology, Inc.	2.497	04-24-23	1,752,000	1,828,960
Micron Technology, Inc.	4.185	02-15-27	3,049,000	3,499,304
Micron Technology, Inc.	4.975	02-06-26	612,000	718,374
Micron Technology, Inc.	5.327	02-06-29	2,992,000	3,646,927
NVIDIA Corp.	2.850	04-01-30	1,100,000	1,226,938
NXP BV (C)	3.400	05-01-30	397,000	438,380
NXP BV (C)	3.875	06-18-26	1,025,000	1,155,690
NXP BV (C)	4.625	06-01-23	2,020,000	2,224,117
NXP BV (C)	4.875	03-01-24	1,230,000	1,383,586
Qorvo, Inc.	5.500	07-15-26	420,000	450,782
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	523,000	586,880
Citrix Systems, Inc.	3.300	03-01-30	992,000	1,075,731
Infor, Inc. (C)	1.750	07-15-25	413,000	425,641
Microsoft Corp.	2.525	06-01-50	1,185,000	1,296,994
Oracle Corp.	2.950	04-01-30	2,706,000	3,082,301
PTC, Inc. (C)	4.000	02-15-28	196,000	205,869
VMware, Inc.	4.500	05-15-25	1,218,000	1,379,393
Technology hardware, storage and peripherals 0.4%
Dell International LLC (C)	4.900	10-01-26	1,820,000	2,048,071
Dell International LLC (C)	5.300	10-01-29	1,745,000	2,012,026
Dell International LLC (C)	5.850	07-15-25	463,000	539,490
Dell International LLC (C)	8.350	07-15-46	1,386,000	1,928,392
Seagate HDD Cayman (C)	4.091	06-01-29	1,509,000	1,612,537
Seagate HDD Cayman (C)	4.125	01-15-31	1,565,000	1,679,744
Western Digital Corp.	4.750	02-15-26	1,193,000	1,297,388
Materials 0.8%				21,255,430
Chemicals 0.3%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	1,081,000	1,091,875
Cydsa SAB de CV (C)	6.250	10-04-27	1,115,000	1,124,756
EI du Pont de Nemours and Company	1.700	07-15-25	554,000	579,062
Methanex Corp.	4.250	12-01-24	810,000	773,477
Methanex Corp.	5.250	12-15-29	1,247,000	1,206,473
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	1,115,000	1,238,765
Syngenta Finance NV (C)	4.441	04-24-23	1,490,000	1,566,854
Syngenta Finance NV (C)	5.676	04-24-48	365,000	395,775
WR Grace & Company (C)	4.875	06-15-27	404,000	430,260
Construction materials 0.1%
Cemex SAB de CV (C)	6.125	05-05-25	745,000	758,969
Cemex SAB de CV (C)	7.375	06-05-27	900,000	959,499
GPC Merger Sub, Inc. (C)	7.125	08-15-28	74,000	76,960
Standard Industries, Inc. (C)	5.000	02-15-27	196,000	209,308
Vulcan Materials Company	3.500	06-01-30	838,000	950,152
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	850,000	$888,250
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	139,000	145,255
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	452,000	489,290
Metals and mining 0.1%
Anglo American Capital PLC (C)	4.750	04-10-27	795,000	914,677
Arconic Corp. (C)	6.000	05-15-25	304,000	327,748
Arconic Corp. (C)	6.125	02-15-28	137,000	146,076
Commercial Metals Company	5.375	07-15-27	231,000	240,834
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	450,000	451,125
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	290,000	291,291
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	583,000	588,830
Newmont Corp.	2.800	10-01-29	620,000	681,500
Steel Dynamics, Inc.	3.250	01-15-31	208,000	227,495
Paper and forest products 0.2%
Boise Cascade Company (C)	4.875	07-01-30	153,000	162,180
Georgia-Pacific LLC (C)	2.300	04-30-30	3,215,000	3,474,891
Inversiones CMPC SA (C)	3.850	01-13-30	407,000	425,978
Norbord, Inc. (C)	6.250	04-15-23	415,000	437,825
Real estate 0.8%				20,836,338
Equity real estate investment trusts 0.8%
American Homes 4 Rent LP	4.250	02-15-28	1,353,000	1,506,911
American Tower Corp.	2.400	03-15-25	1,005,000	1,072,978
American Tower Corp.	2.950	01-15-25	837,000	912,074
American Tower Corp.	3.550	07-15-27	2,223,000	2,536,912
American Tower Corp.	3.800	08-15-29	885,000	1,036,758
Crown Castle International Corp.	2.250	01-15-31	2,072,000	2,149,348
Crown Castle International Corp.	3.300	07-01-30	287,000	324,438
Crown Castle International Corp.	4.150	07-01-50	255,000	321,004
CyrusOne LP	3.450	11-15-29	1,224,000	1,344,784
Equinix, Inc.	1.800	07-15-27	456,000	466,110
Equinix, Inc.	3.200	11-18-29	1,783,000	2,000,508
Equinix, Inc.	5.375	05-15-27	648,000	713,020
GLP Capital LP	5.375	04-15-26	1,122,000	1,255,170
SBA Communications Corp. (C)	3.875	02-15-27	1,090,000	1,128,150
SBA Tower Trust (C)	2.836	01-15-25	1,172,000	1,222,967
SBA Tower Trust (C)	3.722	04-11-23	1,412,000	1,465,296
The GEO Group, Inc.	6.000	04-15-26	146,000	112,603
Ventas Realty LP	3.500	02-01-25	1,055,000	1,124,167
VICI Properties LP (C)	4.625	12-01-29	136,000	143,140
Utilities 0.6%				15,975,984
Electric utilities 0.3%
ABY Transmision Sur SA (C)	6.875	04-30-43	511,770	665,301
DPL, Inc. (C)	4.125	07-01-25	628,000	661,391
Emera US Finance LP	3.550	06-15-26	797,000	902,141
Empresa Electrica Angamos SA (C)	4.875	05-25-29	422,550	449,593
FirstEnergy Corp.	2.650	03-01-30	675,000	691,024
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	515,000	403,631
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	300,000	343,692
NRG Energy, Inc. (C)	3.750	06-15-24	715,000	766,307
Vistra Operations Company LLC (C)	3.700	01-30-27	1,744,000	1,844,712
Vistra Operations Company LLC (C)	4.300	07-15-29	1,615,000	1,743,490
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	680,000	$734,400
Independent power and renewable electricity producers 0.2%
Greenko Dutch BV (C)	4.875	07-24-22	740,000	745,550
Greenko Dutch BV (C)	5.250	07-24-24	375,000	381,713
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	144,195	164,382
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	2,261,000	2,623,139
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	826,000	863,170
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	255,000	277,313
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	966,000	1,116,702

NiSource, Inc.	3.600	05-01-30	508,000	598,333
Municipal bonds 0.1%				$1,305,936
(Cost $1,303,251)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,198,000	1,210,831

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	95,105
Collateralized mortgage obligations 2.1%				$58,339,192
(Cost $60,040,746)
Commercial and residential 1.6%				43,712,001
AOA Mortgage Trust Series 2015-1177, Class C (C)(F)	3.010	12-13-29	290,000	290,770
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(F)	3.763	04-25-48	1,067,779	1,096,805
Series 2019-2, Class A1 (C)(F)	3.347	04-25-49	901,286	923,589
Series 2019-3, Class A1 (C)(F)	2.962	10-25-48	502,754	514,088
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (C)(F)	3.719	11-05-32	575,000	366,357
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	665,000	708,570
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	537,000	565,502
BBCMS Trust
Series 2015-MSQ, Class D (C)(F)	3.990	09-15-32	385,000	380,116
Series 2015-SRCH, Class D (C)(F)	4.957	08-10-35	840,000	916,314
Benchmark Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	926,000	1,001,274
Series 2019-B11, Class A2	3.410	05-15-52	710,000	763,802
Series 2019-B12, Class A2	3.001	08-15-52	905,000	963,286
Series 2019-B13, Class A2	2.889	08-15-57	780,000	826,357
Series 2019-B14, Class A2	2.915	12-15-62	1,054,000	1,122,143
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(F)	2.666	07-25-59	346,855	353,121
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (C)	3.613	10-26-48	114,800	117,816
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	0.896	01-10-35	7,015,000	91,800
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.496	03-15-37	480,000	464,970
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.925	12-15-37	230,000	228,573
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.725	12-15-37	384,000	370,711
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	2.325	07-15-32	776,512	756,634
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	612,000	650,679
Series 2019-SMRT, Class A (C)	4.149	01-10-36	260,000	281,075
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (C)(F)	3.337	05-25-49	301,528	$305,240
Series 2020-1, Class A1 (C)(F)	2.488	02-25-50	614,279	620,445
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.628	08-15-45	3,732,638	92,620
Series 2012-CR3, Class XA IO	1.852	10-15-45	5,384,736	165,153
Series 2014-CR15, Class XA IO	0.935	02-10-47	5,640,026	143,808
Series 2014-CR20, Class A3	3.326	11-10-47	2,700,000	2,880,767
Series 2016-CR28, Class A3	3.495	02-10-49	350,000	386,963
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.444	05-10-51	9,661,655	291,236
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(F)	4.394	08-10-30	880,000	892,764
Series 2017-PANW, Class A (C)	3.244	10-10-29	305,000	321,459
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	322,000	320,736
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.775	05-15-36	1,390,000	1,356,865
Series 2020-NET, Class A (C)	2.257	08-15-37	320,000	329,600
CSMC Trust
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	858,707	871,531
Series 2020-AFC1, Class A1 (C)(F)	2.240	02-25-50	738,869	751,199
GCAT LLC Series 2019-NQM1, Class A1 (C)	3.985	02-25-59	1,056,470	1,069,283
GCAT Trust Series 2020-NQM1, Class A1 (C)	2.247	01-25-60	1,277,139	1,289,339
GS Mortgage Securities Trust
Series 2015-590M, Class C (C)(F)	3.805	10-10-35	320,000	314,805
Series 2015-GC30, Class A3	3.119	05-10-50	794,071	845,049
Series 2015-GC34, Class A4	3.506	10-10-48	425,000	468,414
Series 2016-RENT, Class D (C)(F)	4.067	02-10-29	630,000	623,027
Series 2017-485L, Class C (C)(F)	3.982	02-10-37	250,000	260,175
Series 2019-GC39, Class A2	3.457	05-10-52	1,035,000	1,109,520
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	900,341
Series 2020-UPTN, Class A (C)	2.751	02-10-37	650,000	650,285
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	330,000	351,727
Series 2017-APTS, Class CFX (C)(F)	3.497	06-15-34	400,000	380,631
Irvine Core Office Trust Series 2013-IRV, Class A2 (C)(F)	3.173	05-15-48	1,370,000	1,426,694
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3	3.801	08-15-48	815,000	910,601
Series 2016-C1, Class A4	3.311	03-15-49	300,000	329,961
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	5,923,668	139,526
Series 2015-JP1, Class A4	3.650	01-15-49	1,780,000	1,987,427
Series 2015-JP1, Class A5	3.914	01-15-49	485,000	547,725
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	683,000	695,598
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.525	05-15-36	350,000	341,465
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.575	11-15-34	850,000	824,237
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	349,515	343,401
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(F)	3.790	11-15-32	464,000	462,699
Series 2018-ALXA, Class C (C)(F)	4.316	01-15-43	380,000	397,820
OBX Trust Series 2020-EXP2, Class A3 (C)(F)	2.500	05-25-60	1,235,000	1,255,544
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	240,000	$246,424
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	864,113	898,069
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (C)(F)	3.793	03-25-48	171,861	172,352
Series 2020-1, Class A1 (C)(F)	2.275	02-25-50	602,810	608,268
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(C)	1.825	12-15-34	295,000	238,829
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (C)	1.886	11-15-45	4,283,222	138,027
U.S. Government Agency 0.5%				14,627,191
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.286	12-25-21	4,628,237	56,415
Series K021, Class X1 IO	1.413	06-25-22	282,177	5,851
Series K022, Class X1 IO	1.190	07-25-22	10,074,251	184,806
Series K040, Class A2	3.241	09-25-24	1,265,000	1,392,528
Series KIR3, Class A1	3.038	08-25-27	1,420,000	1,561,830
Government National Mortgage Association
Series 2012-114, Class IO	0.772	01-16-53	1,975,146	72,179
Series 2016-174, Class IO	0.863	11-16-56	4,123,845	263,464
Series 2017-109, Class IO	0.599	04-16-57	5,537,967	254,746
Series 2017-124, Class IO	0.666	01-16-59	6,019,219	319,640
Series 2017-135, Class IO	0.857	10-16-58	3,931,191	224,274
Series 2017-140, Class IO	0.618	02-16-59	3,697,046	200,269
Series 2017-159, Class IO	0.536	06-16-59	5,739,754	263,079
Series 2017-169, Class IO	0.725	01-16-60	9,529,965	560,440
Series 2017-20, Class IO	0.731	12-16-58	6,523,866	337,306
Series 2017-22, Class IO	0.853	12-16-57	2,336,263	150,393
Series 2017-41, Class IO	0.754	07-16-58	4,821,087	265,806
Series 2017-46, Class IO	0.596	11-16-57	6,363,859	311,310
Series 2017-61, Class IO	0.777	05-16-59	2,980,599	182,170
Series 2018-158, Class IO	0.691	05-16-61	4,766,839	326,835
Series 2018-35, Class IO	0.528	03-16-60	7,019,975	344,470
Series 2018-43, Class IO	0.574	05-16-60	10,101,078	515,821
Series 2018-68, Class IO	0.473	01-16-60	12,006,713	526,321
Series 2018-69, Class IO	0.574	04-16-60	9,690,699	536,151
Series 2018-81, Class IO	0.453	01-16-60	10,420,129	509,000
Series 2018-9, Class IO	0.556	01-16-60	11,056,826	583,124
Series 2019-131, Class IO	0.932	07-16-61	5,647,976	415,690
Series 2020-100, Class IO	0.895	05-16-62	5,330,062	456,950
Series 2020-108, Class IO	0.947	06-16-62	31,293,000	2,731,879

Series 2020-92, Class IO	1.017	02-16-62	11,934,915	1,074,444
Asset backed securities 2.1%				$58,856,392
(Cost $57,710,243)
Asset backed securities 2.1%				58,856,392
Applebee's Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	1,457,000	1,252,656
Arbys Funding LLC Series 2020-1A, Class A2 (C)	3.237	07-30-50	1,529,000	1,529,000
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	836,000	837,273
Series 2020-1A, Class A (C)	2.330	08-20-26	867,000	864,496
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (C)	3.280	09-26-33	452,247	455,051
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CARS-DB4 LP Series 2020-1A, Class B1 (C)	4.170	02-15-50	857,000	$838,750
CF Hippolyta LLC Series 2020-1, Class A1 (C)	1.690	07-15-60	1,288,000	1,301,239
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	1,234,899	1,254,506
Corevest American Finance Trust Series 2019-3, Class A (C)	2.705	10-15-52	220,846	227,064
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.468	02-25-35	94,381	94,456
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	388,068	400,726
Series 2017-1A, Class A2II (C)	4.030	11-20-47	434,988	461,687
Series 2019-1A, Class A2I (C)	3.787	05-20-49	2,168,613	2,245,647
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	1,322,600	1,443,208
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	1,271,588	1,324,778
FirstKey Homes Trust Series 2020-SFR1, Class A (C)	1.339	09-17-25	1,272,000	1,271,973
Five Guys Funding LLC Series 2017-1A, Class A2 (C)	4.600	07-25-47	655,050	660,725
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	367,650	337,977
Ford Credit Auto Owner Trust Series 2020-1, Class A (C)	2.040	08-15-31	1,734,000	1,794,692
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	1,315,000	1,403,073
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (C)	2.900	04-15-26	1,835,000	1,968,487
Golden Credit Card Trust Series 2018-4A, Class A (C)	3.440	10-15-25	1,675,000	1,812,864
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	653,154	657,763
Series 2018-AA, Class A (C)	3.540	02-25-32	333,864	349,537
Hyundai Auto Receivables Trust
Series 2020-B, Class A3	0.480	12-16-24	691,000	691,404
Series 2020-B, Class A4	0.620	12-15-25	582,000	582,775
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	442,775	465,436
Series 2019-1A, Class A2I (C)	3.982	08-25-49	442,775	455,018
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	283,714	292,734
MelTel Land Funding LLC Series 2019-1A, Class A (C)	3.768	04-15-49	503,300	516,745
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (C)(F)	3.500	08-25-58	367,368	390,136
MVW Owner Trust
Series 2015-1A, Class A (C)	2.520	12-20-32	68,138	68,396
Series 2018-1A, Class A (C)	3.450	01-21-36	728,564	756,251
Navient Private Education Loan Trust Series 2016-AA, Class A2A (C)	3.910	12-15-45	309,474	323,807
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (C)	2.600	08-15-68	1,644,000	1,702,085
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (C)	3.610	05-25-23	470,019	469,554
Series 2018-FNT2, Class A (C)	3.790	07-25-54	274,063	268,260
Series 2018-PLS1, Class A (C)	3.193	01-25-23	150,179	150,940
Series 2018-PLS2, Class A (C)	3.265	02-25-23	839,157	844,601
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	348,000	$357,109
Progress Residential Trust Series 2020-SFR1, Class A (C)	1.732	04-17-37	887,000	895,935
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	328,321	339,662
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	1,455,000	1,510,568
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (C)	3.230	10-20-24	372,000	371,902
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	1,286,010	1,353,911
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A (C)	3.200	01-20-36	303,149	313,100
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	221,646	225,090
Series 2019-B, Class A2A (C)	2.840	06-15-37	1,636,000	1,721,136
Sonic Capital LLC Series 2020-1A, Class A2I (C)	3.845	01-20-50	996,829	1,061,214
Sunbird Engine Finance LLC Series 2020-1A, Class A (C)	3.671	02-15-45	553,187	434,946
Taco Bell Funding LLC Series 2018-1A, Class A2I (C)	4.318	11-25-48	1,182,985	1,219,658
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	168,417	168,457
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(F)	3.904	10-25-53	280,000	292,200
Series 2015-2, Class 1M2 (C)(F)	3.732	11-25-60	815,000	860,938
Series 2017-1, Class A1 (C)(F)	2.750	10-25-56	590,679	607,008
Series 2017-2, Class A1 (C)(F)	2.750	04-25-57	158,055	161,326
Series 2018-1, Class A1 (C)(F)	3.000	01-25-58	331,243	342,979
Series 2018-3, Class A1 (C)(F)	3.750	05-25-58	649,618	699,738
Series 2018-4, Class A1 (C)(F)	3.000	06-25-58	1,300,167	1,377,985
Series 2018-5, Class A1A (C)(F)	3.250	07-25-58	211,445	220,524
Series 2018-6, Class A1A (C)(F)	3.750	03-25-58	1,242,412	1,309,187
Series 2019-1, Class A1 (C)(F)	3.750	03-25-58	522,087	561,556
Series 2019-4, Class A1 (C)(F)	2.900	10-25-59	1,038,189	1,099,209
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	3,603,000	3,848,755
Series 2020-1A, Class A (C)	1.350	05-25-33	947,000	971,987
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3	0.440	10-15-24	785,000	785,953
Series 2020-C, Class A4	0.570	10-15-25	589,000	590,488
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	475,333	475,680
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	512,313	530,932
VSE VOI Mortgage LLC Series 2017-A, Class A (C)	2.330	03-20-35	368,114	369,422
Westgate Resorts LLC Series 2017-1A, Class A (C)	3.050	12-20-30	177,203	177,357
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	3.450	03-15-24	499,000	510,817
Willis Engine Structured Trust V Series 2020-A, Class A (C)	3.228	03-15-45	429,452	323,893

22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Warrants 0.0%		$32,175
(Cost $0)
Stearns LLC (Expiration Date: 11-5-39) (A)(G)(H)	20,533	32,175

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%				$20,294,000
(Cost $20,293,995)
U.S. Government Agency 0.1%				2,438,000
Federal Agricultural Mortgage Corp. Discount Note	0.040	08-03-20	2,438,000	2,438,000

	Par value^	Value
Repurchase agreement 0.6%		17,856,000
Barclays Tri-Party Repurchase Agreement dated 7-31-20 at 0.070% to be repurchased at $5,739,033 on 8-3-20, collateralized by $5,356,700 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $5,853,858)	5,739,000	5,739,000
Repurchase Agreement with State Street Corp. dated 7-31-20 at 0.000% to be repurchased at $12,117,000 on 8-3-20, collateralized by $11,911,700 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $12,359,343)	12,117,000	12,117,000

Total investments (Cost $2,108,821,442) 99.6%	$2,767,149,050
Other assets and liabilities, net 0.4%	12,158,155
Total net assets 100.0%	$2,779,307,205

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Strike price and/or expiration date not available.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	1,529,691,712	$1,497,315,914	$32,375,798	—
Preferred securities	2,731,466	2,731,466	—	—
U.S. Government and Agency obligations	501,567,996	—	501,567,996	—
Foreign government obligations	5,693,558	—	5,693,558	—
Corporate bonds	588,636,623	—	588,636,623	—
Municipal bonds	1,305,936	—	1,305,936	—
Collateralized mortgage obligations	58,339,192	—	58,339,192	—
Asset backed securities	58,856,392	—	58,856,392	—
Warrants	32,175	—	—	$32,175
Short-term investments	20,294,000	—	20,294,000	—
Total investments in securities	$2,767,149,050	$1,500,047,380	$1,267,069,495	$32,175
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$124,416,067	$(124,419,547)	$3,480	—	$37,671	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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